Consolidated Balance Sheets (Unaudited) (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity:
Convertible Preferred Stock: Series C, par value	0.01	0.01	0.01
Convertible Preferred Stock:Series C, authorized	10,000	10,000	10,000
Convertible Preferred Stock:Series C, outstanding	9,974.185	9,974.185	9,974.19
Convertible Preferred Stock:Series C, Share Issued	9,974.185	9,974.185	9,974.19
Convertible Preferred Stock:Series D, par value	$ 0.01	$ 0.01	$ 0.01
Convertible Preferred Stock:Series D, authorized	3,600,000	3,600,000	3,600,000
Convertible Preferred Stock:Series D, outstanding	3,006,000	3,006,000	3,006,000
Convertible Preferred Stock:Series D, Share Issued	3,006,000	3,006,000	3,006,000
Convertible Preferred Stock:Series D,preference in liquidation	3,006,000	3,006,000	3,006,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized	150,000,000	150,000,000	150,000,000
Common stock, outstanding	10,699,990	4,437,346	3,854,400
Common stock, Share Issued	10,699,990	4,437,346	3,854,400
Common stock, subscribed but not paid for or issued			3,333